Summary of Significant Accounting Policies - Schedule of Exchange Rates Consolidated Financial Statements (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Year-end spot rate [Member]
Schedule of Exchange Rates Consolidated Financial Statements [Line Items]
Exchange rates	7.8499	7.7677
Average rate [Member]
Schedule of Exchange Rates Consolidated Financial Statements [Line Items]
Exchange rates	7.7917		7.8191	7.8394